Segment Information Sales by Contract Type (Details 3) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Contract Type [Line Items]
Sales	$ 8,721	$ 8,475	$ 8,456	$ 8,189	$ 8,156	$ 8,085	$ 7,119	$ 6,735	$ 33,841	$ 30,095	$ 26,004
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Operating Segments [Member] | Aeronautics Systems
Revenue, Contract Type [Line Items]
Sales									$ 11,116	$ 10,293	$ 9,040
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Operating Segments [Member] | Defense Systems
Revenue, Contract Type [Line Items]
Sales									$ 7,495	$ 6,612	$ 5,479
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Operating Segments [Member] | Mission Systems
Revenue, Contract Type [Line Items]
Sales									$ 9,410	$ 8,949	$ 8,460
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Operating Segments [Member] | Space Systems
Revenue, Contract Type [Line Items]
Sales									$ 7,425	$ 5,845	$ 4,719
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Cost-type
Revenue, Contract Type [Line Items]
Sales									$ 16,479	$ 15,004	$ 14,197
Concentration Risk, Percentage									49.00%	50.00%	55.00%
Cost-type | Aeronautics Systems
Revenue, Contract Type [Line Items]
Sales									$ 5,299	$ 5,066	$ 4,743
Concentration Risk, Percentage									48.00%	50.00%	53.00%
Cost-type | Defense Systems
Revenue, Contract Type [Line Items]
Sales									$ 2,509	$ 2,386	$ 2,354
Concentration Risk, Percentage									37.00%	41.00%	52.00%
Cost-type | Mission Systems
Revenue, Contract Type [Line Items]
Sales									$ 3,335	$ 3,099	$ 2,919
Concentration Risk, Percentage									38.00%	38.00%	37.00%
Cost-type | Space Systems
Revenue, Contract Type [Line Items]
Sales									$ 5,336	$ 4,453	$ 4,181
Concentration Risk, Percentage									73.00%	77.00%	89.00%
Fixed-price
Revenue, Contract Type [Line Items]
Sales									$ 17,362	$ 15,091	$ 11,807
Concentration Risk, Percentage									51.00%	50.00%	45.00%
Fixed-price | Aeronautics Systems
Revenue, Contract Type [Line Items]
Sales									$ 5,714	$ 5,154	$ 4,251
Concentration Risk, Percentage									52.00%	50.00%	47.00%
Fixed-price | Defense Systems
Revenue, Contract Type [Line Items]
Sales									$ 4,295	$ 3,476	$ 2,151
Concentration Risk, Percentage									63.00%	59.00%	48.00%
Fixed-price | Mission Systems
Revenue, Contract Type [Line Items]
Sales									$ 5,347	$ 5,132	$ 4,903
Concentration Risk, Percentage									62.00%	62.00%	63.00%
Fixed-price | Space Systems
Revenue, Contract Type [Line Items]
Sales									$ 2,006	$ 1,329	$ 502
Concentration Risk, Percentage									27.00%	23.00%	11.00%
Intersegment Sales [Member] | Aeronautics Systems
Revenue, Contract Type [Line Items]
Sales									$ 103	$ 73	$ 46
Intersegment Sales [Member] | Defense Systems
Revenue, Contract Type [Line Items]
Sales									691	750	974
Intersegment Sales [Member] | Mission Systems
Revenue, Contract Type [Line Items]
Sales									728	718	638
Intersegment Sales [Member] | Space Systems
Revenue, Contract Type [Line Items]
Sales									$ 83	$ 63	$ 36